Shareholders' Equity (Schedule Of Options To Non-Employees) (Details) - $ / shares				1 Months Ended		12 Months Ended
	Feb. 18, 2015	May. 14, 2014	Aug. 01, 2013	Feb. 13, 2013	Feb. 16, 2012	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,000
Exercise price per share	$ 3.00
Options exercisable
Exercisable through	fEBRUARY 2021
Nonemployee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		3,000	150,000	5,000	53,000	214,000
Exercise price per share		$ 3.32	$ 3.08	$ 3.14	$ 3.16
Options exercisable		1,202	50,000	2,296	36,493	141,995
Exercisable through		May 2020	August 2019	February 2019	February 2016